Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property and equipment, net
Total cost	¥ 867,337		¥ 863,699	¥ 859,289
Less: accumulated depreciation	(524,775)		(503,399)	(420,274)
Property and equipment, net	342,562		360,300	439,015		$ 49,881	$ 52,239
Depreciation expense	21,598	¥ 18,761	87,473	92,609	¥ 84,003
Leasehold improvements
Property and equipment, net
Total cost	441,663		443,695	452,030
Equipment, fixtures and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 425,674		¥ 420,004	¥ 407,259